Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Supplement dated September 8, 2014
to the
Prospectus and Summary Prospectus
dated March 28, 2014,
for Smead Value Fund (the “Fund”),
a series of Trust for Professional Managers (the “Trust”)

This supplement amends the Prospectus and Summary Prospectus, as previously supplemented.

Effective August 31, 2014, Mr. Cole W. Smead has been added as a Portfolio Manager of the Fund.  Accordingly, the Prospectus is revised as described below.

The section entitled “Management – Portfolio Managers” on page 4 is amended as set forth below:

Portfolio Managers.  William W. Smead, Chief Investment Officer and Chief Executive Officer of the Adviser, has managed the Fund since it commenced operations in January 2008.  Tony A. Scherrer, CFA®, Director of Research and Portfolio Manager of the Adviser, has co-managed the Fund since April 2008.  Cole W. Smead, CFA®, Managing Director and Portfolio Manager of the Adviser, has co-managed the Fund since August 2014.

The section entitled “Management of the Fund – Portfolio Managers” beginning on page 7 is amended as set forth below:

Cole W. Smead, CFA®, is a Portfolio Manager for the Fund and is jointly responsible for the day-to-day management of the Fund’s portfolio.  Mr. Smead joined the firm at its inception in 2007 and serves as Managing Director.  Mr. Smead received his B.A. in Economics/History from Whitman College in 2006. Prior to joining the Adviser, Mr. Smead was a Financial Advisor at Wachovia Securities in Scottsdale, AZ.  Mr. Smead has over 8 years of experience in the investment industry and holds the Chartered Financial Analyst designation.

Please retain this supplement with your Prospectus and Summary Prospectus

Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Supplement dated September 8, 2014
to the
Statement of Additional Information (“SAI”)
dated March 28, 2014,
for Smead Value Fund (the “Fund”),
a series of Trust for Professional Managers (the “Trust”)

This supplement amends the SAI, as previously supplemented.

Effective August 31, 2014, Mr. Cole W. Smead has been added as a Portfolio Manager of the Fund.  Accordingly, the SAI is revised as described below.

The section entitled “Management of the Fund – Portfolio Managers” beginning on page 15 is amended as set forth below:

Portfolio Managers

As stated in the Prospectus, Mr. William W. Smead is the lead Portfolio Manager and is primarily responsible for the day-to-day management of the Fund’s portfolio.  Mr. Tony A. Scherrer is the Director of Research and a Portolio Manager for the Fund, and Mr. Cole W. Smead is the Managing Director and Portfolio Manager for the Fund, and each, with Mr. William W. Smead is jointly responsible for the day-to-day management of the Fund’s portfolio. (the “Portfolio Managers”).

The following provides information regarding other accounts managed by the Portfolio Managers as of November 30, 2013:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)

William W. Smead
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$8.6	0	$0
Other Accounts	206	$164.8	0	$0

Tony A. Scherrer
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$8.6	0	$0
Other Accounts	206	$164.8	0	$0

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)
Cole W. Smead*
Other Registered Investment Companies	1	$790.51	0	$0
Other Pooled Investment Vehicles	1	$11.34	0	$0
Other Accounts	182	$165.17	0	$0

* Information is provided as of 8/31/14

As of November 30, 2013, the Portfolio Managers beneficially owned shares of the Fund totaling the following amounts:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Mr. William W. Smead	Over $1,000,000
Mr. Tony A. Scherrer	$100,001 - $500,000
Mr. Cole W. Smead*	$100,001 - $500,000

* Information is provided as of 8/31/14

Please retain this supplement with your SAI

2